Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered, Senior management (Details) - Senior Management - shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred conditional variable remuneration plan and linked to objectives (2016)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	18,500
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	76,053
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	72,734	155,758
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	176,704	949,917
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	728,200	1,438,437
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	1,824,824	2,711,926
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	2,320,032	0